Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

	2020	2021
	RMB’000	RMB’000
Pharmaceuticals	2,942	914
Medical cnaonsumables	30,394	29,652
	33,336	30,566